STATUTORY RESERVES	12 Months Ended
Mar. 31, 2014
STATUTORY RESERVES
STATUTORY RESERVES

(14)       STATUTORY RESERVES

In accordance with the relevant laws and regulations of the PRC, the Company’s PRC consolidated entities are required to transfer 10% of their respective after tax profit, as determined in accordance with PRC accounting standards and regulations to a general reserve fund until the balance of the fund reaches 50% of the registered capital of the respective entity. The transfer to this general reserve fund must be made before distribution of dividends can be made. As of March 31, 2013 and 2014, the PRC consolidated entities had appropriated RMB 14,892,860 and RMB20,648,182, respectively, to the general reserve fund, which is restricted for distribution to the Company.